Fair Value Measurements - Summary of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value By Fair Value Hierarchy Level [Line Items]
Balance Sheet Location	Deferred acquisition costs, current	Deferred acquisition costs, current
Financial Assets	$ 825,759	$ 12,093
Financial Liability	$ 25,000	$ 46,500
Money market funds [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Balance Sheet Location	Cash and cash equivalents	Cash and cash equivalents	Cash and cash equivalents
Financial Assets	$ 820,594	$ 6,413	$ 340,532
Marketable security [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Balance Sheet Location	Prepaid expenses and other current assets
Financial Assets	$ 5,165
Embedded derivative [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Balance Sheet Location		Long-term debt
Financial Assets		$ 5,680
Convertible security [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Balance Sheet Location		Deferred acquisition costs, current
Financial Liability		$ 46,500
Interest Rate Swap [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Balance Sheet Location			Accrued liabilities
Financial Liability			$ 5,336
Level 1 [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets	825,759	6,413
Financial Liability	25,000	0
Level 1 [Member] | Money market funds [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets	820,594	6,413	340,532
Level 1 [Member] | Marketable security [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets	5,165
Level 1 [Member] | Embedded derivative [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets		0
Level 2 [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets	0	0
Financial Liability	0	0
Level 2 [Member] | Money market funds [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets	0	0
Level 2 [Member] | Embedded derivative [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets		0
Level 2 [Member] | Interest Rate Swap [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Liability			$ 5,336
Level 3 [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets	0	5,680
Financial Liability	0	46,500
Level 3 [Member] | Money market funds [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets	$ 0	0
Level 3 [Member] | Embedded derivative [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Assets		5,680
Level 3 [Member] | Convertible security [Member]
Fair Value By Fair Value Hierarchy Level [Line Items]
Financial Liability		$ 46,500